Other long-term liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	As at September 30, 2022	As at September 30, 2021
	$	$
Deferred revenue	90,371	59,349
Deferred compensation plan liabilities (Note 17)	81,452	91,943
Other[1]	20,285	51,370
	192,108	202,662
1    As at September 30, 2021, other is mainly composed of $33,686,000 in relation with the deferral of the employer side social security payments under the U.S. Government Coronavirus Aid, Relief, and Economic Security Act (CARES Act). The amount related to CARES Act was nil as at September 30, 2022.